GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 22,024,564		$ 22,024,564		$ 28,469,675	$ 24,716,407
Net loss	1,824,316	$ (4,951,202)	6,445,111	$ (5,114,854)	(3,753,268)	(6,610,119)
Working capital surplus	7,996,828		7,996,828		1,560,391	652,446
Net Cash used in operating activities			265,490	$ 323,246	1,104,759	(423,802)
Cash	$ 349,282		$ 349,282		$ 76,356	$ 472,509